Share-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2023
Statement [Line Items]
Summary of Classification of Share-Based Compensation Expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	For the Years Ended
	February 28, 2021	February 28, 2022	February 28, 2023
	RMB	RMB	RMB	USD
General and administrative expenses	26,822	8,817	3,001	433
Sales and marketing expenses	691	185	167	24
Total share-based compensation	27,513	9,002	3,168	457

Summary of Aggregate Options Activity and Information Regarding Options Outstanding

A summary of the aggregate option activity and information regarding options outstanding for the periods presented are as below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
	(in 000s)	RMB	Years	RMB
Options outstanding on February 28, 2021	4,090	14.96	6.94	29,428
Granted	—	—	—
Forfeited	(122)	27.12	8.44
Expired	(70)	19.91	5.43
Exercised	—	—	—
Options outstanding on February 28, 2022	3,898	14.49	5.91	—
Granted	—	—	—
Forfeited	(93)	25.46	7.66
Expired	(592)	13.60	4.57
Exercised	—	—	—
Options outstanding on February 28, 2023	3,213	14.34	4.91	—
Options vested or expected to vest on February 28, 2023	3,213	14.34	4.99	—
Options exercisable on February 28, 2023	2,790	13.92	4.56	—

Black-Scholes Option Pricing Model
Statement [Line Items]
Schedule of Assumptions to Estimate Fair Value of Options Granted

The Group used the Black-Scholes option pricing model and the following assumptions to estimate the fair value of the options granted during the year ended February 28, 2021 with reference to the closing price of the Company on the measurement dates.

For the Year Ended
February 28,
2021
Average risk-free rate of interest	1.2%
Estimated volatility rate	53.0%
Dividend yield	0%
Life of options	10 years